UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2005



ITEM 1. REPORT TO STOCKHOLDERS.
USAA SCIENCE & TECHNOLOGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDING JANUARY 31, 2005


[LOGO OF USAA]
   USAA(R)

                   USAA SCIENCE &
                         TECHNOLOGY Fund

                            [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

                   S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
   JANUARY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                                   5

FINANCIAL INFORMATION

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       19

    Financial Statements                                                    21

    Notes to Financial Statements                                           24

    Expense Example                                                         37

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                            WE BELIEVE LONG-TERM RATES COULD
[PHOTO OF CHRISTOPHER W. CLAUS]          GRADUALLY RISE OVER THE COURSE OF 2005,
                                          BUT DON'T THINK MARKET CONDITIONS WILL
                                             DRIVE LONG-TERM RATES OVER 5%.

                                                          "
                                                                 February 2005
--------------------------------------------------------------------------------

                 Despite predictions to the contrary, long-term interest rates basically ended the year where they started. The 10-year U.S. Treasury rates started 2004 at 4.25% and ended the year at 4.22%. This is significant because the behavior of long-term interest rates affects the balance between risk and return in both the stock and bond markets.

                 Could investors be surprised again by long-term interest rates in 2005? We are inclined to think so.

                 After 9/11 and the subsequent recession, the Federal Reserve Board (the Fed) pumped significant liquidity into the U.S. monetary system to stimulate spending and borrowing. As the economy improved, the Fed began raising short-term rates in measured increments. We expect the Fed to continue tightening until short-term rates reach at least 3.5%, which may happen by the end of 2005.

                 However, while the Fed controls short-term rates, MARKET DYNAMICS DRIVE THE DIRECTION AND MAGNITUDE OF CHANGE IN LONG-TERM RATES. Apparently, the market does not foresee economic conditions that would justify higher long-term rates. As a result, these rates stayed relatively steady.

                 What are some factors that COULD lead to an increase in long-term rates? One is the financing of the U.S. budget deficit. Some pundits predict that foreign investors will abandon U.S. Treasuries - the

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 principal way in which the deficit is financed. We consider this scenario unlikely and expect Treasuries to continue serving as a safe haven for all investors. Another catalyst for higher long-term rates would be dramatic growth in the gross domestic product (GDP) and associated job creation. We anticipate modest GDP growth of approximately 3.5%, with surprises unlikely on the upside. Job growth is expected to be moderate, helping keep a lid on inflation. The third cause would be an increase in prices. If consumer demand rises and productivity does not keep pace, companies will be forced to hire additional workers - a cost they would try to pass on to customers. In our opinion, there will not be significant price inflation; most companies still have excess capacity, and the competitive environment will probably limit price increases.

                 We believe long-term rates could gradually rise over the course of 2005, but don't think market conditions will drive long-term rates over 5%. As rates go up, bond prices will go down. However, bond fund managers are already working to reduce the downside risk, and if rates DO rise dramatically, they will be able to buy bonds at higher interest rates, increasing possible income. In the long run, interest income is what really drives total return in a bond fund. The equity markets, however, would prefer lower long-term rates. Equities tend to perform better in a lower-rate environment but, even with long-term rates at 5%, equities should still be able to provide mid-single-digit returns.

                 Whatever happens in the coming months, your portfolio management team will continue working hard on your behalf. From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Long-term capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements.

--------------------------------------------------------------------------------
                                    1/31/05               7/31/04
--------------------------------------------------------------------------------
Net Assets                       $331.3 Million        $332.8 Million
Net Asset Value Per Share            $9.00                 $8.48

--------------------------------------------------------------------------------
                     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
--------------------------------------------------------------------------------

7/31/04 TO 1/31/05*       1 YEAR       5 YEARS       SINCE INCEPTION ON 8/1/97
     6.13%                -6.05%       -13.80%               -1.20%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                        LIPPER SCIENCE &      LIPPER SCIENCE &
                       S & P 500        TECHNOLOGY FUNDS      TECHNOLOGY FUNDS      USAA SCIENCE &
                         INDEX              AVERAGE                 INDEX           TECHNOLOGY FUND
                       ---------        -----------------     -----------------     ----------------
8/1/1997              $10,000.00          $10,000.00             $10,000.00           $10,000.00
 8/31/97                9,440.20           10,026.01              10,062.14             9,380.00
 9/30/97                9,956.92           10,510.10              10,488.71             9,800.00
10/31/97                9,624.76            9,595.09               9,380.32             9,200.00
11/30/97               10,069.94            9,511.03               9,300.37             9,240.00
12/31/97               10,242.76            9,277.95               8,864.75             9,070.00
 1/31/98               10,355.94            9,495.06               9,021.61             9,450.00
 2/28/98               11,102.42           10,581.41              10,095.15            10,540.00
 3/31/98               11,670.50           10,867.51              10,177.53            10,660.00
 4/30/98               11,790.01           11,323.54              10,614.12            11,020.00
 5/31/98               11,587.63           10,521.07               9,836.43            10,390.00
 6/30/98               12,057.97           11,397.78              10,412.38            11,170.00
 7/31/98               11,930.54           11,163.18              10,314.84            11,170.00
 8/31/98               10,206.86            8,940.61               8,378.39             9,240.00
 9/30/98               10,861.28           10,172.55               9,367.44            10,100.00
10/31/98               11,743.38           10,811.57              10,082.04            10,870.00
11/30/98               12,454.84           12,229.85              11,212.04            11,660.00
12/31/98               13,172.07           14,269.42              13,025.71            13,300.00
 1/31/99               13,722.68           16,558.27              14,712.90            14,360.00
 2/28/99               13,296.25           15,080.04              13,177.60            13,550.00
 3/31/99               13,828.08           16,887.81              14,520.28            14,340.00
 4/30/99               14,363.57           17,427.53              14,701.53            14,450.00
 5/31/99               14,024.76           17,104.43              14,680.72            14,320.00
 6/30/99               14,800.98           19,116.92              16,588.08            15,740.00
 7/31/99               14,340.83           18,711.81              16,583.02            15,180.00
 8/31/99               14,269.84           19,575.82              17,495.02            15,390.00
 9/30/99               13,879.13           20,093.20              17,732.74            15,237.79
10/31/99               14,757.03           22,145.16              19,600.68            16,608.38
11/30/99               15,057.00           25,744.88              22,507.36            17,928.59
12/31/99               15,942.59           32,219.78              27,864.49            19,556.74
 1/31/00               15,141.68           31,639.74              27,572.63            19,191.38
 2/29/00               14,855.36           40,045.27              34,999.52            23,017.48
 3/31/00               16,307.70           38,399.31              33,934.28            22,459.29
 4/30/00               15,817.25           33,514.27              29,972.70            21,109.50
 5/31/00               15,492.99           29,535.04              26,356.11            19,780.01
 6/30/00               15,874.56           33,882.58              30,350.89            21,962.00
 7/31/00               15,626.59           31,959.93              28,745.53            21,363.22
 8/31/00               16,596.68           36,685.17              33,107.51            24,255.63
 9/30/00               15,720.71           33,180.83              29,712.56            22,357.81
10/31/00               15,653.92           29,868.42              26,454.43            20,104.77
11/30/00               14,420.78           22,504.09              19,634.26            15,750.94
12/31/00               14,491.52           22,183.33              19,429.06            16,298.97
 1/31/01               15,005.36           24,270.29              21,398.70            17,415.34
 2/28/01               13,638.02           18,160.09              15,822.43            12,848.38
 3/31/01               12,774.53           15,584.64              13,504.11            11,062.19
 4/30/01               13,766.46           18,300.82              16,140.70            13,010.76
 5/31/01               13,858.81           17,614.35              15,388.09            12,259.75
 6/30/01               13,521.62           17,418.41              15,133.93            11,914.69
 7/31/01               13,388.46           16,116.09              13,921.78            10,889.66
 8/31/01               12,551.16           14,267.12              12,182.23             9,539.87
 9/30/01               11,537.71           11,416.08               9,568.15             7,388.33
10/31/01               11,757.85           13,024.93              11,017.09             8,585.88
11/30/01               12,659.53           14,817.83              12,621.37            10,108.20
12/31/01               12,770.50           15,020.88              12,682.43             9,955.97
 1/31/02               12,584.24           14,751.13              12,460.56             9,773.29
 2/28/02               12,341.49           12,916.30              10,796.24             8,727.97
 3/31/02               12,805.70           14,037.81              11,779.78             9,529.72
 4/30/02               12,029.66           12,489.87              10,377.45             8,382.91
 5/31/02               11,941.35           11,883.73               9,834.60             7,916.06
 6/30/02               11,091.06           10,414.45               8,539.15             6,911.33
 7/31/02               10,226.72            9,291.00               7,627.38             6,312.55
 8/31/02               10,293.67            9,115.57               7,447.29             6,241.51
 9/30/02                9,176.07            7,937.15               6,411.57             5,348.42
10/31/02                9,982.83            9,016.00               7,381.69             6,160.32
11/30/02               10,569.83           10,264.94               8,508.55             6,951.93
12/31/02                9,949.20            9,136.66               7,434.15             6,109.58
 1/31/03                9,689.06            9,043.11               7,390.45             6,160.32
 2/28/03                9,543.47            9,059.26               7,419.67             6,099.43
 3/31/03                9,635.87            9,078.63               7,414.58             6,150.17
 4/30/03               10,429.21            9,858.26               8,107.90             6,667.76
 5/31/03               10,978.17           10,964.39               9,042.26             7,327.43
 6/30/03               11,118.41           11,115.28               9,105.34             7,459.37
 7/31/03               11,314.53           11,712.37               9,594.48             7,834.87
 8/31/03               11,534.76           12,475.69              10,296.49             8,230.68
 9/30/03               11,412.62           12,178.39              10,021.34             8,159.64
10/31/03               12,057.90           13,341.74              11,029.22             8,991.84
11/30/03               12,163.87           13,563.02              11,196.20             9,204.96
12/31/03               12,801.35           13,631.25              11,248.98             9,347.04
 1/31/04               13,036.27           14,342.65              11,802.07             9,722.55
 2/29/04               13,217.41           14,098.54              11,615.84             9,641.36
 3/31/04               13,018.03           13,825.30              11,370.49             9,397.79
 4/30/04               12,813.94           12,900.61              10,587.18             8,930.94
 5/31/04               12,989.44           13,583.76              11,114.56             9,387.64
 6/30/04               13,241.94           13,834.92              11,308.34             9,580.47
 7/31/04               12,803.72           12,351.35              10,073.61             8,606.18
 8/31/04               12,855.03           11,857.37               9,668.04             8,200.23
 9/30/04               12,994.29           12,423.70              10,118.06             8,504.69
10/31/04               13,192.81           13,128.17              10,689.60             8,819.31
11/30/04               13,726.44           13,854.39              11,285.59             9,296.30
12/31/04               14,193.38           14,384.82              11,711.84             9,641.36
 1/31/05               13,847.43           13,525.76              11,009.70             9,133.92

                                   [END CHART]

                      FUND DATA SINCE INCEPTION ON 8/1/97 THROUGH 1/31/05.

                 THE PERFORMANCE OF THE LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE AND INDEX AND THE S&P 500 INDEX IS CALCULATED FROM THE END OF THE MONTH OF JULY 31, 1997, WHILE THE FUND'S INCEPTION DATE IS AUGUST 1, 1997. THERE MAY BE A SLIGHT VARIATION OF THE PERFORMANCE NUMBERS BECAUSE OF THIS DIFFERENCE.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund to the following benchmarks:

                 o The S&P 500 Index is a broad-based composite unmanaged index that represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

                 o The Lipper Science & Technology Funds Average is an average performance level of all science and technology funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

8

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 The USAA Science & Technology Fund had a total return of 6.13% for the six-month period ended January 31, 2005. This compares to an 8.71% return for the Lipper Science & Technology Funds Average, a 9.29% return for the Lipper Science & Technology Funds Index, and an 8.15% return for the S&P 500 Index.

WHAT CONTRIBUTED TO THE FUND'S PERFORMANCE OVER THE PERIOD?

                 While both the science (health care) portion and the technology portion of the Fund outperformed the S&P 500 Healthcare Index and the Goldman Sachs Technology Composite Index, respectively, the Fund was underexposed to technology companies relative to its peer group. The Fund intentionally keeps a larger weighting in health care to offset volatility in information technology, so in periods such as this when technology outperforms health care, the Fund will tend to underperform its peers.

HOW DID THE FUND PERFORM IN THE INDIVIDUAL HEALTH CARE SUBSECTORS?

                 Stock selection was positive in each of the four major subsectors: pharmaceuticals, health care equipment and supplies, biotechnology, and health care providers and services. Equipment and services providers PacifiCare Health Systems, Inc. "A," Aetna, Inc., and Medco Health Solutions, Inc. were among the leading contributors to performance. Pharmaceutical holdings Elan Corp., plc ADR and Abbott Laboratories were also top performers in terms of absolute returns.

                 REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

                 MEDCO HEALTH SOLUTIONS, INC. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Negative sentiment surrounding large-cap pharmaceutical companies had a negative impact on some of our holdings in that area. Astrazeneca plc ADR and Eli Lilly and Co. were among the leading detractors from performance during the period, while Japanese-based pharmaceutical company Shionogi & Co. Ltd. was the greatest detractor.

WHAT'S YOUR OUTLOOK FOR HEALTH CARE STOCKS?

                 New product discoveries have the potential to generate tremendous cash flow within the pharmaceutical industry. We continue to seek to invest in companies that are better positioned because of innovative products, and thus have greater pricing power, both within the United States and overseas. We are cautious on medical technology stocks because several years of strong relative performance have left fewer stocks with attractive valuations, despite strong fundamentals. Additionally, we believe cancer therapies and treatments for autoimmune disorders and inflammatory conditions will be strong drivers of biotechnology subsector growth over the next decade. Our goal is to assess a company's position accurately within its life cycle in formulating profitable investment ideas.

WHAT ABOUT THE FUND'S TECHNOLOGY HOLDINGS?

                 Strength within software and services as well as technology hardware and equipment companies drove advances in the technology portion of the Fund, offsetting weakness in some of

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-18.

                 THE GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX IS A MODIFIED CAPITALIZATION-WEIGHTED INDEX OF SELECTED TECHNOLOGY STOCKS. WELLINGTON MANAGEMENT COMPANY, LLP UTILIZES THE INDEX AS A FINANCIAL MARKET PERFORMANCE BENCHMARK IN MANAGING THE TECHNOLOGY PORTION OF THE FUND.

                 THE S&P 500 HEALTHCARE INDEX IS AN INDEX OF DOMESTIC COMPANIES WITHIN THE HEALTH CARE INDUSTRY. IT IS A CAPITALIZATION-WEIGHTED INDEX, REPRESENTING A SECTOR OF THE S&P 500 INDEX. WELLINGTON MANAGEMENT COMPANY, LLP UTILIZES THE INDEX AS A FINANCIAL MARKET PERFORMANCE BENCHMARK IN MANAGING THE SCIENCE PORTION OF THE FUND.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 the Fund's semiconductor positions. VeriSign, Inc. and Yahoo!, Inc. were among the best performing holdings in software and services. Yahoo!, Inc. continued to benefit from the strength of paid search and the double-digit growth rate of online advertising. Within semiconductors, Applied Materials, Inc. and Analog Devices, Inc. struggled as the pace of demand slowed and industry inventories rose. On an absolute basis, Red Hat, Inc. and Cisco Systems, Inc. were the greatest detractors from performance.

WHAT'S YOUR OUTLOOK FOR TECHNOLOGY STOCKS?

                 Overall business investment and industrial production have remained strong, providing evidence that economic growth is on solid footing. We are positive about the mobile handset industry since several manufacturers have launched attractive new products. We expect 2005 to be a low-growth year for semiconductors because inventories in the industry tend to re-stock slowly. We think the software sector is poised for further consolidation as global growth slows, companies face pressure from cheaper open source solutions, and larger vendors such as Microsoft Corp. expand into new markets.

                 We thank you, our shareholders, for your continued confidence and support.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                                             * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE SPECIALTY-TECHNOLOGY CATEGORY
                  (266 FUNDS IN CATEGORY) AS OF JANUARY 31, 2005. THE OVERALL
                    MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED
                  AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-,
                  FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 With respect to the specialty-technology category, the USAA Science & Technology Fund received a Morningstar Rating of 4 stars for the three- and five-year periods among 266 and 129 funds, respectively, through January 31, 2005. Ratings are based on risk-adjusted returns.

                               [LOGO OF LIPPER LEADER
                               ----------------------
                                   TAX EFFICIENCY]

                 The Fund is listed as a Lipper Leader for Tax Efficiency of 275 funds within the Lipper Science & Technology Funds category for the overall period ending January 31, 2005.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-18.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

                 LIPPER RATINGS FOR TAX EFFICIENCY REFLECT FUNDS' HISTORICAL SUCCESS IN POSTPONING TAXABLE DISTRIBUTIONS RELATIVE TO PEERS AS OF JANUARY 31, 2005. TAX EFFICIENCY OFFERS NO BENEFIT TO INVESTORS IN TAX-SHELTERED ACCOUNTS SUCH AS 401(K) PLANS. THE FUND RECEIVED A LIPPER LEADER RATING FOR TAX EFFICIENCY AMONG 275 AND 131 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TAX EFFICIENCY METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
---------------------------------------------

Microsoft Corp.                         7.0%

IBM Corp.                               6.8%

Yahoo!, Inc.                            5.4%

Dell, Inc.                              4.4%

Nokia Corp. ADR                         3.6%

Electronic Arts, Inc.                   3.3%

Flextronics International Ltd.          3.1%

Motorola, Inc.                          2.9%

Cisco Systems, Inc.                     2.7%

Lam Research Corp.                      2.7%
---------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-18.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                         ASSET ALLOCATION
                            1/31/2005

     [PIE CHART OF ASSET ALLOCATION]

Information Technology          72.8%
Health Care                     21.8%
Industrials                      2.5%
Consumer Discretionary           1.0%
Consumer Staples                 0.5%
Materials                        0.2%
Other*                           7.9%

            [END CHART]

         *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
          WITH CASH COLLATERAL FROM SECURITIES LOANED.

          PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES   SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.4%)
             APPLICATION SOFTWARE (0.4%)
    91,400   salesforce.com, Inc.*(a)                                                       $    1,252
                                                                                            ----------
             BIOTECHNOLOGY (3.6%)
    23,500   Abgenix, Inc.*                                                                        206
    50,700   Amylin Pharmaceuticals, Inc.*                                                       1,136
       100   Anadys Pharmaceuticals, Inc.*                                                           1
    54,200   Applera Corp. Celera Genomics Group*                                                  719
    15,000   Cephalon, Inc.*                                                                       738
    25,500   CV Therapeutics, Inc.*                                                                526
    11,400   Cytokinetics, Inc.*                                                                   112
    56,500   Genzyme Corp.*                                                                      3,289
    43,400   Gilead Sciences, Inc.*                                                              1,437
    89,100   Human Genome Sciences, Inc.*                                                        1,065
    14,300   ICOS Corp.*                                                                           358
   105,800   Millennium Pharmaceuticals, Inc.*                                                     974
    19,000   NPS Pharmaceuticals, Inc.*                                                            314
     8,000   Onyx Pharmaceuticals, Inc.*                                                           232
     5,500   OSI Pharmaceuticals, Inc.*                                                            358
    18,700   Vertex Pharmaceuticals, Inc.*                                                         190
    20,050   ZymoGenetics, Inc.*                                                                   414
                                                                                            ----------
                                                                                                12,069
                                                                                            ----------
             COMMUNICATIONS EQUIPMENT (14.7%)
   247,900   Avaya, Inc.*                                                                        3,557
   495,000   Cisco Systems, Inc.*                                                                8,930
   780,800   Corning, Inc.*                                                                      8,542
   601,600   Motorola, Inc.                                                                      9,469
   789,800   Nokia Corp. ADR (Finland)                                                          12,068
    22,100   Research in Motion Ltd. (Canada)*                                                   1,576
   155,500   Scientific-Atlanta, Inc.                                                            4,713
                                                                                            ----------
                                                                                                48,855
                                                                                            ----------
             COMPUTER HARDWARE (11.1%)
   345,100   Dell, Inc.*                                                                        14,412
   239,500   IBM Corp.                                                                          22,374
                                                                                            ----------
                                                                                                36,786
                                                                                            ----------
             COMPUTER STORAGE & PERIPHERALS (3.1%)
   141,300   Hutchinson Technology, Inc.*(a)                                                     4,988
   135,000   QLogic Corp.*                                                                       5,168
                                                                                            ----------
                                                                                                10,156
                                                                                            ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES   SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (8.0%)
     32,800  Automatic Data Processing, Inc.                                                $    1,426
    324,100  BISYS Group, Inc.*                                                                  4,981
     33,100  CheckFree Corp.*                                                                    1,291
    144,800  DST Systems, Inc.*(a)                                                               7,020
    217,300  First Data Corp.                                                                    8,853
    104,700  Iron Mountain,Inc.*(a)                                                              2,953
                                                                                            ----------
                                                                                                26,524
                                                                                            ----------
             DIVERSIFIED CHEMICALS (0.2%)
     23,600  Bayer AG (Germany)                                                                    751
      2,360  Lanxess AG (Germany)*                                                                  46
                                                                                            ----------
                                                                                                   797
                                                                                            ----------
             DRUG RETAIL (0.5%)
    463,700  Rite Aid Corp.*                                                                     1,642
                                                                                            ----------

             ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
  1,233,000  Hon Hai Precision Industry Corp. Ltd. (Taiwan)                                      5,437
                                                                                            ----------

             ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
     77,900  Symbol Technologies, Inc.                                                           1,426
                                                                                            ----------

             ELECTRONIC MANUFACTURING SERVICES (3.1%)
    715,900  Flextronics International Ltd. (Singapore)*                                        10,130
                                                                                            ----------

             EMPLOYMENT SERVICES (0.9%)
     32,500  Manpower, Inc.                                                                      1,581
     40,100  Monster Worldwide, Inc.*                                                            1,255
                                                                                            ----------
                                                                                                 2,836
                                                                                            ----------
             HEALTH CARE DISTRIBUTORS (1.0%)
     91,800  McKesson Corp.                                                                      3,166
                                                                                            ----------

             HEALTH CARE EQUIPMENT (2.6%)
     50,700  Baxter International, Inc.                                                          1,712
      8,400  Beckman Coulter, Inc.                                                                 563
      9,900  Becton, Dickinson & Co.                                                               561
     24,060  Hospira, Inc.*                                                                        695
     71,600  Medtronic, Inc.                                                                     3,758
     36,000  Olympus Corp. (Japan)                                                                 750
     15,000  Terumo Corp. (Japan)                                                                  433
                                                                                            ----------
                                                                                                 8,472
                                                                                            ----------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES   SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             HEALTH CARE FACILITIES (0.5%)
    39,200   Triad Hospitals, Inc.*                                                         $    1,595
                                                                                            ----------
             HEALTH CARE SERVICES (0.5%)
   102,200   NDCHealth Corp.                                                                     1,590
                                                                                            ----------

             HEALTH CARE SUPPLIES (0.2%)
    14,300   Edwards Lifesciences Corp.*                                                           582
                                                                                            ----------

             HOME ENTERTAINMENT SOFTWARE (3.3%)
   169,600   Electronic Arts, Inc.*                                                             10,912
                                                                                            ----------

             INTERNET RETAIL (1.0%)
    39,400   eBay, Inc.*                                                                         3,211
                                                                                            ----------

             INTERNET SOFTWARE & SERVICES (5.9%)
    46,000   S1 Corp.*                                                                             380
    59,500   VeriSign, Inc.*                                                                     1,538
   505,400   Yahoo!, Inc.*                                                                      17,795
                                                                                            ----------
                                                                                                19,713
                                                                                            ----------
             IT CONSULTING & OTHER SERVICES (2.2%)
   282,300   Accenture Ltd. "A" (Bermuda)*                                                       7,354
                                                                                            ----------

             MANAGED HEALTH CARE (1.4%)
    17,900   Aetna, Inc.                                                                         2,274
    27,200   Health Net, Inc.*                                                                     791
    25,200   PacifiCare Health Systems, Inc. "A"*                                                1,551
                                                                                            ----------
                                                                                                 4,616
                                                                                            ----------
             PHARMACEUTICALS (12.0%)
    88,300   Abbott Laboratories                                                                 3,975
   116,400   Astrazeneca plc ADR (United Kingdom)                                                4,377
    65,200   Biovail Corp. (Canada)*                                                             1,060
    57,000   Eisai Co. Ltd. (Japan)                                                              1,848
   115,600   Elan Corp. plc ADR (Ireland)*(a)                                                    3,113
    45,100   Eli Lilly and Co.                                                                   2,446
    41,100   Forest Laboratories, Inc.*                                                          1,707
    81,000   Fujisawa Pharmaceutical Co. Ltd. (Japan)                                            2,087
   100,100   King Pharmaceuticals, Inc.*                                                         1,052
    54,910   Novartis AG (Switzerland)                                                           2,637

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES   SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
    59,300   Sankyo Co. Ltd. (Japan)                                                        $    1,319
    65,877   Sanofi-Aventis (France)                                                             2,452
   245,700   Schering-Plough Corp.                                                               4,560
    17,000   Schwarz Pharma AG (Germany)                                                           770
   129,000   Shionogi & Co. Ltd. (Japan)                                                         1,624
    18,900   Takeda Chemical Industries Ltd. (Japan)                                               897
    15,433   UCB SA (Belgium)                                                                      756
    35,000   Watson Pharmaceuticals, Inc.*                                                       1,044
    50,600   Wyeth                                                                               2,005
                                                                                            ----------
                                                                                                39,729
                                                                                            ----------
             SEMICONDUCTOR EQUIPMENT (5.4%)
   267,400   Applied Materials, Inc.*                                                            4,251
   254,840   ASM International N.V. (Netherlands)*(a)                                            4,396
   340,200   Lam Research Corp.*                                                                 9,104
                                                                                            ----------
                                                                                                17,751
                                                                                            ----------
             SEMICONDUCTORS (6.7%)
   220,300   Analog Devices, Inc.                                                                7,907
   119,900   Broadcom Corp. "A"*                                                                 3,816
   507,600   Fairchild Semiconductor International, Inc. "A"*                                    7,243
   920,200   ON Semiconductor Corp.*                                                             3,368
                                                                                            ----------
                                                                                                22,334
                                                                                            ----------
             SYSTEMS SOFTWARE (8.1%)
    47,400   Computer Associates International, Inc.                                             1,289
   884,600   Microsoft Corp.                                                                    23,247
   228,200   Red Hat, Inc.*(a)                                                                   2,476
                                                                                            ----------
                                                                                                27,012
                                                                                            ----------
             Total common stocks (cost: $309,429)                                              325,947
                                                                                            ----------

             WARRANT (0.4%)(i)
             IT CONSULTING & OTHER SERVICES
    39,835   Tata Consultancy Services Ltd. (India)(acquired 8/11/2004;
                cost $735)(e,f,h)* (cost: $735)                                                  1,187
                                                                                            ----------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                                                                                                MARKET
    NUMBER                                                                                       VALUE
 OF SHARES   SECURITY                                                                            (000)
------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENT(2.2%)

             MONEY MARKET FUND(c)
 7,187,071   SSgA Prime Money Market Fund, 2.19% (cost: $7,187)                             $    7,187
                                                                                            ----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (5.7%)

             MONEY MARKET FUNDS (0.2%)(c)
   658,765   AIM Short-Term Investment Co. Liquid Assets Portfolio, 2.26%                          659
    21,566   Merrill Lynch Premier Institutional Fund, 2.25%                                        21
                                                                                            ----------
                                                                                                   680
                                                                                            ----------
 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (5.5%)(b)
    $7,000   CS First Boston LLC, 2.48%, acquired on 1/31/2005 and due 2/01/2005 at $7,000 (collateralized by $7,160 of Fannie Mae Discount Notes(d),
               2.43%(g), due 3/09/2005; market value $7,142)                                     7,000
     3,100   Lehman Brothers, Inc., 2.50%, acquired on 1/31/2005 and due
               2/01/2005 at $3,100 (collateralized by $3,845 of FICO STRIPS(d),
               3.99% - 4.80%(g), due 11/02/2009 - 6/27/2016; combined market
               value $3,163)                                                                     3,100
     8,250   Morgan Stanley & Co., Inc., 2.50%, acquired on 1/31/2005 and due
               2/01/2005 at $8,250 (collateralized by $8,510 of Federal Farm
               Credit Bank Bonds(d), 3.04% - 4.73%, due 12/29/2006 - 6/13/2018;
               combined market value $8,430)                                                     8,250
                                                                                              --------
                                                                                                18,350
                                                                                              --------
             Total short-term investments purchased with cash collateral
               from securities loaned (cost: $19,030)                                           19,030
                                                                                              --------

             TOTAL INVESTMENTS (COST: $336,381)                                               $353,351
                                                                                              ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 20.2% of the net assets at January 31, 2005.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2005.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (c) Rate represents the money market fund annualized seven-day yield at January 31, 2005.

         (d) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (e) Security deemed illiquid by USAA Investment Management Company (the Manager), under liquidity guidelines approved by the Board of Directors and valued using methods determined by a pricing service, under valuation procedures approved by the Board

20

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

             of Directors. The aggregate market value of these securities at January 31, 2005, was $1,187,000, which represented 0.4% of the Fund's net assets.

         (f) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A.

         (g) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (h) Security was fair valued at January 31, 2005, by the Manager in accordance with valuation procedures approved by the Board of Directors.

         (i) Warrants entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

         * Non-income-producing security for the 12 months preceding January 31, 2005.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

ASSETS

   Investments in securities, at market value (including securities on
    loan of $18,703) (identified cost of $336,381)                              $ 353,351
   Cash                                                                                 1
   Cash denominated in foreign currencies (identified cost of $41)                     41
   Receivables:
      Capital shares sold                                                             278
      Dividends and interest                                                           31
      Securities sold                                                               2,661
      Other                                                                             7
                                                                                ---------
         Total assets                                                             356,370
                                                                                ---------
LIABILITIES

   Payables:
      Upon return of securities loaned                                             19,031
      Securities purchased                                                          5,051
      Capital shares redeemed                                                         702
   Accrued management fees                                                            235
   Accrued transfer agent's fees                                                        3
   Other accrued expenses and payables                                                 70
                                                                                ---------
         Total liabilities                                                         25,092
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $ 331,278
                                                                                =========

NET ASSETS CONSIST OF:

   Paid-in capital                                                              $ 524,452
   Accumulated undistributed net investment income                                    715
   Accumulated net realized loss on investments                                  (210,859)
   Net unrealized appreciation of investments                                      16,970
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $ 331,278
                                                                                =========
   Capital shares outstanding                                                      36,808
                                                                                =========
   Authorized shares of $.01 par value                                            105,000
                                                                                =========
   Net asset value, redemption price, and offering price per share              $    9.00
                                                                                =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED)

INVESTMENT INCOME

   Dividends (net of foreign taxes withheld of $11)                               $ 3,228
   Interest                                                                            46
   Securities lending                                                                  24
                                                                                  -------
      Total income                                                                  3,298
                                                                                  -------

EXPENSES

   Management fees                                                                  1,318
   Administrative and servicing fees                                                  253
   Transfer agent's fees                                                              897
   Custody and accounting fees                                                         71
   Postage                                                                             92
   Shareholder reporting fees                                                          23
   Directors' fees                                                                      3
   Registration fees                                                                   15
   Professional fees                                                                   22
   Other                                                                                7
                                                                                  -------
      Total expenses                                                                2,701
   Expenses paid indirectly                                                          (118)
                                                                                  -------
      Net expenses                                                                  2,583
                                                                                  -------

NET INVESTMENT INCOME                                                                 715
                                                                                  -------

NET REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
   Net realized gain (loss) on:
      Investments                                                                   2,260
      Foreign currency transactions                                                    (8)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                                  17,272
      Foreign currency translations                                                     1
                                                                                  -------
         Net realized and unrealized gain                                          19,525
                                                                                  -------
Increase in net assets resulting from operations                                  $20,240
                                                                                  =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SCIENCE & TECHNOLOGY FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2005 (UNAUDITED),
AND YEAR ENDED JULY 31, 2004

                                                                      1/31/2005     7/31/2004
                                                                      -----------------------
FROM OPERATIONS
   Net investment gain (loss)                                         $    715       $ (3,982)
   Net realized gain on investments                                      2,260         60,760
   Net realized gain (loss) on foreign currency transactions                (8)           133
   Change in net unrealized appreciation/depreciation of:
      Investments                                                       17,272        (29,178)
      Foreign currency translations                                          1             (1)
                                                                      -----------------------
         Increase in net assets resulting from operations               20,240         27,732
                                                                      -----------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                            19,800         79,439
   Cost of shares redeemed                                             (41,563)       (65,391)
                                                                      -----------------------
      Increase (decrease) in net assets from
       capital share transactions                                      (21,763)        14,048
                                                                      -----------------------
Net increase (decrease) in net assets                                   (1,523)        41,780

NET ASSETS
   Beginning of period                                                 332,801        291,021
                                                                      -----------------------
   End of period                                                      $331,278       $332,801
                                                                      =======================
Accumulated undistributed net investment income:
   End of period                                                      $    715       $      -
                                                                      =======================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                           2,259          8,840
   Shares redeemed                                                      (4,690)        (7,289)
                                                                      -----------------------
      Increase (decrease) in shares outstanding                         (2,431)         1,551
                                                                      =======================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund). The Fund's investment objective is long-term capital appreciation.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange
                 (NYSE) on each business day the exchange is open) as set forth below:

                 1. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value
                    (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                    value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Company's Board of Directors. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

                 3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

              E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                 1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

                 2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

                 The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

                 Separately, net realized foreign currency gains/losses may arise from the sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2005, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

              F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
                 commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended
                 January 31, 2005, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $116,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $118,000.

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

         purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under this agreement, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2005, the Fund paid CAPCO facility fees of less than $500. The Fund had no borrowings under any of these agreements during the six-month period ended January 31, 2005.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2005, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2004, the Fund had capital loss carryovers of $212,611,000 for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                                  CAPITAL LOSS CARRYOVERS
                          ---------------------------------------
                             EXPIRES                    BALANCE
                          ------------               ------------
                              2010                   $  78,554,00
                              2011                    134,057,000
                                                     ------------
                              Total                  $212,611,000
                                                     ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2005, were $228,230,000 and $247,496,000, respectively.

         The cost of securities, including short-term securities, at January 31, 2005, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of January 31, 2005, were $33,201,000 and $16,231,000, respectively, resulting in net unrealized appreciation of $16,970,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund may enter into currency contracts in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. The Fund may also enter into currency contracts to hedge against foreign currency exchange risks on the non-U.S. dollar-denominated securities held in the Fund's portfolio. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

         As of January 31, 2005, the Fund did not have any open currency contracts.

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

         borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the six-month period ended
         January 31, 2005, the Fund received securities-lending income of $24,000, which is net of the 20% income retained by MetWest. As of January 31, 2005, the Fund loaned securities having a fair market value of approximately $18,703,000 and received cash collateral of $19,031,000 for the loans. Of this amount $19,030,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

(7) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Company's Board of Directors. The Manager is authorized to select (with approval of the Company's Board of Directors) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Company's Board of Directors as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                 The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Science & Technology Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%

+/- 4.01% to 7.00%                       +/- 0.05%

+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Science & Technology

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                 Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended January 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $1,318,000, which included a performance adjustment of $50,000 that increased the base management fee of 0.75% by 0.03%.

              B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2005, the Manager paid Wellington Management subadvisory fees of $640,000.

              C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2005, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $253,000.

              D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

                 the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $897,000.

              E. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH
                                               PERIOD ENDED
                                                 JANUARY 31,                      YEAR ENDED JULY 31,
                                               -------------------------------------------------------------------------------
                                                   2005           2004          2003          2002          2001          2000
                                               -------------------------------------------------------------------------------
Net asset value at
   beginning of period                         $   8.48       $   7.72      $   6.22      $  10.73      $  21.06      $  15.18
                                               -------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                     .02           (.10)(a)      (.09)(a)      (.13)(a)      (.16)(a)      (.13)(a)
   Net realized and unrealized gain (loss)          .50            .86(a)       1.59(a)      (4.38)(a)    (10.17)(a)      6.26(a)
                                               -------------------------------------------------------------------------------
Total from investment operations                    .52            .76(a)       1.50(a)      (4.51)(a)    (10.33)(a)      6.13 (a)
                                               -------------------------------------------------------------------------------
Less distributions:
   From realized capital gains                        -              -             -             -             -          (.17)
   From return of capital                             -              -             -             -             -          (.08)
                                               -------------------------------------------------------------------------------
Total distributions                                   -              -             -             -             -          (.25)
                                               -------------------------------------------------------------------------------
Net asset value at end of period               $   9.00       $   8.48      $   7.72      $   6.22      $  10.73      $  21.06
                                               ===============================================================================
Total return (%)*                                  6.13           9.84         24.12        (42.03)       (49.03)        40.73
Net assets at end of period (000)              $331,278       $332,801      $291,021      $218,752      $368,832      $624,528
Ratio of expenses
 to average net assets (%)**                       1.60(b,c)      1.58(c)       2.03(c)       1.79(c)       1.31(c)       1.22(c)
Ratio of net investment income (loss)
 to average net assets (%)**                        .42(b)       (1.14)        (1.45)        (1.48)        (1.05)         (.65)
Portfolio turnover (%)                            69.09         150.73        119.07        107.55         57.45         69.21

  *  Assumes reinvestment of all realized capital gains and other distributions during the period.
 **  For the six-month period ended January 31, 2005, average net assets were $335,192,000.
(a)  Calculated using average shares.
(b)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.07%)         (.06%)        (.05%)           -          (.01%)           -

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2004, through January 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

38

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA SCIENCE & TECHNOLOGY FUND
JANUARY 31, 2005 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                        BEGINNING              ENDING            DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE        AUGUST 1, 2004 -
                                      AUGUST 1, 2004      JANUARY 31, 2005      JANUARY 31, 2005
                                      ----------------------------------------------------------
Actual                                  $1,000.00            $1,061.30               $7.94

Hypothetical
   (5% return before expenses)           1,000.00             1,017.50                7.77

*Expenses are equal to the Fund's annualized expense ratio of 1.53%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 6.13% for the six-month period of August 1, 2004, through January 31, 2005.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

40

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

42

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

44

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

               DIRECTORS        Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          ADMINISTRATOR,        USAA Investment Management Company
     INVESTMENT ADVISER,        P.O. Box 659453
            UNDERWRITER,        San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT        USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN        State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

             INDEPENDENT        Ernst & Young LLP
       REGISTERED PUBLIC        100 West Houston St., Suite 1900
         ACCOUNTING FIRM        San Antonio, Texas 78205

               TELEPHONE        Call toll free - Central time
        ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL        (800) 531-8181
       INFORMATION ABOUT        For account servicing, exchanges,
            MUTUAL FUNDS        or redemptions
                                (800) 531-8448

         RECORDED MUTUAL        24-hour service (from any phone)
       FUND PRICE QUOTES        (800) 531-8066

             MUTUAL FUND        (from touch-tone phones only)
          USAA TOUCHLINE        For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                (800) 531-8777

         INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------
   Receive this document
   and others electronically.
   Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

31704-0305                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (EXCEPT THE INDEX FUNDS)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    MARCH 18, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    MARCH 18, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    MARCH 18, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.